Net gains/(losses) on financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2018
Net gains/(losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gains/(losses) on financial assets at fair value through other comprehensive income

10.   Net gains/(losses) on financial assets at fair value through other comprehensive income

R$ thousand
Year ended December 31
2018
Fixed income securities	345,987
Equity securities	677,312
Dividends received	50,264
Total	1,073,563